Fair Value of Financial Instruments and Risk Management - Volume of Derivative Activity (Details)	12 Months Ended
	Dec. 31, 2023 petajoule GWh	Dec. 31, 2022 GWh petajoule
Electricity swap contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / pj) | GWh	628	586
Electricity power purchase contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / pj) | GWh	588	224
Gas swap contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / pj) | petajoule	228	185
Gas supply contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / pj) | petajoule	134	148
Wholesale trading contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / pj) | GWh	1,310	1,886
Gas swap contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / pj) | petajoule	3	34